Related Party Transactions - Other current assets (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Other current assets from related parties	$ 105
KNOT and affiliates
Related Party Transaction [Line Items]
Trading balances due from KNOT and affiliates	$ 105